Angel Oak Mortgage Trust 2020-4 ABS-15G

Exhibit 99.18

Angel Oak Mortgage Trust 2020-4
Angel Oak Mortgage Trust 2020-4, Mortgage-Backed Certificates, Series 2020-4
Sample Mortgage Loan Agreed-Upon Procedures

9 July 2020

EY
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Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Angel Oak Mortgage Fund EU, LLC

Angel Oak Mortgage Trust I, LLC

3344 Peachtree Road NE Suite 1725

Atlanta, Georgia 30326

Re:	Angel Oak Mortgage Trust 2020-4 (the “Issuing Entity”)
Angel Oak Mortgage Trust 2020-4, Mortgage-Backed Certificates, Series 2020-4 (the “Certificates”)
Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Angel Oak Mortgage Fund EU, LLC (the “Sponsor”), Angel Oak Mortgage Trust I, LLC (the “Depositor”), Nomura Securities International, Inc. (“Nomura”), Deutsche Bank Securities Inc. (“DBSI”), Morgan Stanley & Co. LLC (“Morgan Stanley”) and Credit Suisse Securities (USA) LLC (“Credit Suisse,” together with the Sponsor, Depositor, Nomura, DBSI and Morgan Stanley, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of fixed and adjustable rate mortgage loans secured by first or second liens on one-to-four family residential properties (the “Mortgage Loans”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “AOMT 2020-4 Preliminary list 20200625.xlsx” and the corresponding record layout and decode information, as applicable (the “Loan Listing Data File”), that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (each a “Loan Number”) corresponding to certain mortgage loans (the “Loan Listing Mortgage Loans”),

ii.	Labeled “AOMT 2020-4 ASF tape (6.29.20).xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of 1 July 2020 (the “Cut off Date”) relating to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans and

a. (continued)

iii.	Labeled “AOMT 2020-4 Mapping File.xlsx” and the corresponding record layout and decode information, as applicable (the “Loan Number Mapping File”), that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “Angel Oak Loan Numbers”) and the corresponding Loan Numbers of the Loan Listing Mortgage Loans,

b.	Imaged copies of the:

i.	Promissory note and note rider (collectively and as applicable, the “Note”),

ii.	Loan application (the “Application”),

iii.	Credit risk summary and exception approval (collectively, the “Credit Risk Summary”),

iv.	Credit report (the “Credit Report”),

v.	Appraisal report (the “Appraisal”),

vi.	Automated valuation model (the “Automated Valuation Model”),

vii.	Conditional underwriting approval (the “Conditional Underwriting Approval”) and

viii.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement,” together with the Note, Application, Credit Risk Summary, Credit Report, Appraisal, Automated Vaulation Model and Conditional Underwriting Approval, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures described in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Loan Listing Data File, Updated Loan Listing Data File (as defined in Attachment A), Preliminary Data File, Loan Number Mapping File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Loan Listing Data File, Updated Loan Listing Data File, Loan Number Mapping File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Loan Listing Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

9 July 2020

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Loan Listing Mortgage Loans from the Loan Listing Data File (the “Base Sample Mortgage Loans”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Base Sample Mortgage Loans or the methodology they instructed us to use to select the Base Sample Mortgage Loans from the Loan Listing Data File.

2.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Loan Listing Mortgage Loan on the Loan Listing Data File with the corresponding Angel Oak Loan Number, as shown on the Loan Number Mapping File.

The Loan Listing Data File, as appended, is hereinafter referred to as the “Updated Loan Listing Data File.”

3.	For each mortgage loan on the Updated Loan Listing Data File and Preliminary Data File, we compared the Angel Oak Loan Number, as shown on the Updated Loan Listing Data File, to the corresponding Angel Oak Loan Number, as shown on the Preliminary Data File, and noted that:

a.	All of the Preliminary Mortgage Loans included on the Preliminary Data File were included on the Updated Loan Listing Data File,

b.	Twelve of the Loan Listing Mortgage Loans included on the Updated Loan Listing Data File were not included on the Preliminary Data File (the “Removed Loan Listing Mortgage Loans”) and

c.	One of the Removed Loan Listing Mortgage Loans was a Base Sample Mortgage Loan (the “Removed Base Sample Mortgage Loan”).

The Removed Base Sample Mortgage Loan was the Base Sample Mortgage Loan with Angel Oak Loan Number 206432487.

4.	For the 124 Base Sample Mortgage Loans included on the Preliminary Data File (each, a “Sample Mortgage Loan”), we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan Number	Loan Number	Note	i.

Original principal balance	Original Loan Amount	Note

Original interest rate	Original Interest Rate	Note

First payment date	First Payment Date of Loan	Note

Property state	State	Note

Property zip code	Zip	Note	ii.

Original term	Original Term to Maturity	(a) Note or (b) Note and recalculation	iii.

Original interest only term	Original Interest Only Term	Note

Index description	Index Type	Note	iv.

Gross margin	Gross Margin	Note	iv.

Initial fixed rate period	Initial Fixed Rate Period	(a) Note or (b) Note and recalculation	iv., v.

Subsequent interest rate reset period	Subsequent Interest Rate Reset Period	Note	iv.

Initial interest rate cap change up	Initial Interest Rate Cap Change Up	Note and recalculation	iv., vi.

Initial interest rate cap change down	Initial Interest Rate Cap Change Down	Note and recalculation	iv., vii.

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Subsequent interest rate change up	Subsequent Interest Rate Change Up	Note	iv.

Subsequent interest rate change down	Subsequent Interest Rate Change Down	Note	iv.

Minimum interest rate	Lifetime Maximum Rate Floor	Note or Settlement Statement	iv., viii., ix.

Maximum interest rate	Lifetime Maximum Rate Ceiling	Note or Settlement Statement	iv., viii.

Occupancy status	Occupancy	Application

Property type	Property Type	Appraisal	x., xi.

Appraisal value	Original Appraised Property Value	Appraisal	x.

Sale price (if applicable)	Sales Price	Settlement Statement

Loan purpose	Loan Purpose	(a) Application and Settlement Statement, (b) Settlement Statement and Credit Risk Summary or (c) Recalculation	xii.

Original loan-to-value ratio	Original LTV	Recalculation	xiii.

Notes:

i.	For identification purposes only.

Exhibit 1 to Attachment A

Notes: (continued)

ii.	For the purpose of comparing the property zip code Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to compare only the first five left-most digits of the property zip code, as shown on the Preliminary Data File, to the corresponding information in the Note.

iii.	For the purpose of comparing the original term Sample Characteristic for each Sample Mortgage Loan that does not have the original term specifically stated in the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term as the sum of:

(a)	The difference in months between the maturity date and first payment date, both as shown in the Note, and

(b)	1.

iv.	For the purpose of comparing the indicated Sample Characteristics (collectively, the “ARM Sample Characteristics”) for each Sample Mortgage Loan with a gross margin value greater than “0.000(%),” as shown in the Note (each, an “ARM Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the indicated Source Document(s) (and in accordance with any other applicable note(s)).

The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures with respect to the ARM Sample Characteristics for any Sample Mortgage Loan that is not an ARM Sample Mortgage Loan (each, a “FRM Sample Mortgage Loan”).

v.	For the purpose of comparing the initial fixed rate period Sample Characteristic for each ARM Sample Mortgage Loan that does not have the initial fixed rate period specifically stated in the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial fixed rate period as the sum of:

(a)	The difference in months between the first rate change date and first payment date, both as shown in the Note, and

(b)	1.

vi.	For the purpose of comparing the initial interest rate cap change up Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change up as the difference between the:

(a)	Initial rate adjustment maximum interest rate and

(b)	Original interest rate,

both as shown in the Note.

Notes: (continued)

Exhibit 1 to Attachment A

vii.	For the purpose of comparing the initial interest rate cap change down Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change down as the maximum of:

(a)	The difference between the:

(1)	Original interest rate and

(2)	Initial rate adjustment minimum interest rate,

both as shown in the Note, and

(b)	0.000(%).

viii.	For the purpose of comparing the indicated Sample Characteristics for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information in at least one such Source Document (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist between various Source Documents for the indicated Sample Characteristics.

ix.	For the purpose of comparing the minimum interest rate Sample Characteristic for each ARM Sample Mortgage Loan that does not have the minimum interest rate specifically stated in the Note or Settlement Statement (and in accordance with any other applicable note(s)), the Sponsor, on behalf of the Depositor, instructed us to use the gross margin, as shown in the Note, as the minimum interest rate.

x.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan for which the Sponsor, on behalf of the Depositor, provided more than one Appraisal, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document.

xi.	With respect to certain Sample Mortgage Loans, the corresponding Appraisal contains conflicting information relating to the property type. For such Sample Mortgage Loans, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File for the Sample Mortgage Loan agreed with any of the information in the Appraisal (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any conflicting information which exists in the Appraisal for the property type Sample Characteristic.

Exhibit 1 to Attachment A

Notes: (continued)

xii.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a sale price (if applicable) of greater than $0.00, as shown in the Settlement Statement (each, a “Purchase Sample Mortgage Loan”) (except for the Sample Mortgage Loan with Angel Oak Loan Number 209193961), the Sponsor, on behalf of the Depositor, instructed us to use the Application and Settlement Statement as the Source Documents.

For the purpose of comparing the loan purpose Sample Characteristic for the Sample Mortgage Loan with Angel Oak Number 209193961, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose of “Other-than-first-time Home Purchase” if:

(a)	The sale price (if applicable) is greater than $0.00, as shown in the Settlement Statement, and

(b)	The borrower had a foreclosure event, as shown in the Credit Risk Summary.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown in the Note, and

(b)	The sum of:

(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown in the Settlement Statement,

(2)	If any secondary financing relating to the subject property is an installment loan, as shown in the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement, and

(3)	Settlement charges relating to the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose of:

(a)	“Rate/Term Refinance” if the Amount to Borrower is less than or equal to the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown in the Note, or

(b)	“Cash-Out Refinance” if the Amount to Borrower is greater than the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown in the Note.

Exhibit 1 to Attachment A

Notes: (continued)

xiii.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

(a)                Dividing:

(1)	The sum of the:

(i)	Senior loan amount, as shown on the Preliminary Data File, and

(ii)	Original principal balance, as shown in the Note, by

(2)	Either:

(i)	In the case of a Purchase Sample Mortgage Loan, (except for the Sample Mortgage Loan with Angel Oak Loan Number 209624034), the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with any other applicable note(s)), and (B) sale price (if applicable), as shown in the Settlement Statement,

(ii)	In the case of a Refinanced Sample Mortgage Loan, (except for the Sample Mortgage Loans with Angel Oak Loan Numbers 209305205 and 209728982), the appraisal value, as shown in the Appraisal (and in accordance with any other applicable note(s)),

(iii)	In the case of the Sample Mortgage Loan with Angel Oak Loan Number 209624034, the estimated value, as shown in the Automated Valuation Model,

(iv)	In the case of the Sample Mortgage Loan with Angel Oak Loan Number 209305205, the appraisal value, as shown in the Conditional Underwriting Approval, or

(v)	In the case of the Sample Mortgage Loan with Angel Oak Loan Number 209728982, the sale price related to the purchase of the related mortgaged property by the borrower, as shown in the Appraisal,

(b)	Multiplying the value calculated in (a) above by 100 and

(c)	Rounding the value calculated in (b) above to the third decimal place (xx.xxx).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristics Differences

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

209305205	Appraisal value	[Redacted]	[Redacted]

209540909	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

209541135	Property type	PUD	Townhouse

209565784	Property type	PUD	Townhouse
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

209607021	Property type	1 Family Attached	Single Family Detached (non-PUD)

209624047	Appraisal value	[Redacted]	[Redacted]

209685557	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

209705269	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

209728982	Appraisal value	[Redacted]	[Redacted]

210051811	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase